CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Common stock, par value	$ 0.0025			$ 0.0025
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock, par value		$ 0.0025	$ 0.0025	$ 0.0025
Common stock, shares authorized		20,000,000	20,000,000
Common stock, shares issued		10,825,000	9,200,000
Common stock, shares outstanding		10,825,000	9,200,000